UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

BlackRock New York Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 125.8%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter
	School Project), Series A, 7%, 5/01/25	$200	$159,424
	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter
	School Project), Series A, 7%, 5/01/35	130	101,575
	Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Vassar College
	Project), 5.35%, 8/01/11 (a)	1,000	1,091,680
	Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Bard
	College), Series A-2, 4.50%, 8/01/36	500	460,285
	Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United
	Memorial Medical Center Project), 5%, 12/01/27	150	129,184
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A,
	4.50%, 2/15/47 (b)	1,000	918,380
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A,
	5%, 2/15/47 (c)	500	488,500
	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
	Series A, 5%, 11/15/25 (c)	250	252,380
	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
	Series A, 5.125%, 11/15/31	3,000	3,028,470
	Metropolitan Transportation Authority, New York, Transportation Revenue
	Refunding Bonds, Series F, 5%, 11/15/35	1,250	1,257,700
	New York City, New York, City Health and Hospital Corporation, Health System
	Revenue Bonds, Series A, 5.375%, 2/15/26	1,100	1,112,793
	New York City, New York, City Housing Development Corporation, M/F Housing
	Revenue Bonds, AMT, Series A, 5.50%, 11/01/34	2,500	2,503,350
	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball
	Stadium Project), 5%, 1/01/39 (d)	250	251,202
	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball
	Stadium Project), 5%, 1/01/46 (d)	150	149,741
	New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium
	Project), 5%, 3/01/36 (b)	250	252,508
	New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium
	Project), 5%, 3/01/46 (c)	500	475,505
	New York City, New York, City IDA, Special Facility Revenue Bonds (American
	Airlines, Inc. - JFK International Airport), AMT, 7.625%, 8/01/25	1,250	1,174,375

Portfolio Abbreviations
To simplify the listings of BlackRock New York Municipal Bond Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
M/F	Multi-Family
PILOT	Payment in Lieu of Taxes
TFABS	Tobacco Flexible Amortization Bonds
VRDN	Variable Rate Demand Notes

BlackRock New York Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
Airlines Inc. Project), AMT, 7.75%, 8/01/31	$1,000	$945,580
New York City, New York, City Municipal Water Finance Authority, Second
General Resolution, Water and Sewer System Revenue Bonds, Series AA, 4.50%,
6/15/37 (b)	650	627,503
New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue Bonds, Series A, 5.25%, 6/15/11 (a)	2,500	2,694,425
New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System Revenue Bonds, Series A, 4.25%, 6/15/33	250	234,763
New York City, New York, GO, Series D, 5.375%, 6/01/32	2,040	2,092,999
New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee Francais de
New York Project), Series A, 5.50%, 6/01/15 (e)	250	252,777
New York Convention Center Development Corporation, New York, Revenue
Bonds (Hotel Unit Fee Secured), 5%, 11/15/44 (d)	1,000	1,001,890
New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds,
6%, 6/01/43	1,445	1,456,762
New York Liberty Development Corporation Revenue Bonds (National Sports
Museum Project), Series A, 6.125%, 2/15/19	385	386,220
New York State Dormitory Authority, Consolidated Fourth General Resolution
Revenue Bonds (City University System), Series A, 5.25%, 7/01/11 (a)	2,215	2,387,947
New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds
(Manhattan College), Series B, 5.30%, 7/01/37 (h)	200	203,598
New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds
(New York University Hospitals Center), Series B, 5.625%, 7/01/37	260	249,298
New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds
(Royal Charter Properties - East), VRDN, Series A, 1.60%, 1/15/36 (i)(j)	1,700	1,700,000
New York State Dormitory Authority, Non-State Supported Debt, Revenue
Refunding Bonds (Mount Sinai School of Medicine of New York University),
5%, 7/01/35 (b)	150	152,072
New York State Dormitory Authority Revenue Bonds (Iona College), 5.125%,
7/01/32 (f)	2,500	2,442,400
New York State Dormitory Authority Revenue Bonds (Willow Towers Inc.
Project), 5.40%, 2/01/34 (g)	2,500	2,596,100
New York State Environmental Facilities Corporation, State Clean Water and
Drinking Revenue Refunding Bonds (New York City Water Project), Series D,
5.125%, 6/15/31	2,750	2,809,758
New York State Urban Development Corporation, Personal Income Tax Revenue
Bonds, Series A, 5.25%, 3/15/12 (a)	5,000	5,427,050
New York State Urban Development Corporation, Personal Income Tax Revenue
Bonds, Series B, 5%, 3/15/37	1,000	1,027,130
New York State Urban Development Corporation, Personal Income Tax Revenue
Bonds (State Facilities), Series A-1, 5.25%, 3/15/34 (c)	100	103,857
Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT,
126th Series, 5.25%, 5/15/37 (c)	2,750	2,755,500

BlackRock New York Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
	(Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125%, 12/01/15	$2,475	$2,509,898
	Saratoga County, New York, IDA, Civic Facility Revenue Bonds (The Saratoga
	Hospital Project), Series B, 5.25%, 12/01/32	200	192,275
	Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue
	Refunding Bonds (Jeffersons Ferry Project), 5%, 11/01/28	260	237,900
	Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT,
	5.25%, 6/01/27	500	487,680
	TSASC, Inc., New York, TFABS, Series 1, 5.75%, 7/15/12 (a)	3,000	3,324,870
			52,107,304
Guam - 0.5%	Guam Economic Development and Commerce Authority, Tobacco Settlement
	Asset-Backed Revenue Refunding Bonds, 5.625%, 6/01/47	200	192,230
Puerto Rico - 15.8%	Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue
	Refunding Bonds, 5.625%, 5/15/43	500	480,445
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Refunding Bonds, Series D, 5.25%, 7/01/12 (a)	750	803,085
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
	Capital Appreciation Revenue Bonds, Series A, 4.34%, 7/01/37 (d)(k)	2,000	398,040
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
	Capital Appreciation Revenue Bonds, Series A, 5.009%, 7/01/44 (d)(k)	2,000	259,680
	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.125%,
	7/01/31	1,825	1,782,660
	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
	Bonds, Series D, 5.25%, 7/01/12 (a)	1,980	2,116,244
	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
	Bonds, Series D, 5.25%, 7/01/27	720	718,243
			6,558,397
	Total Municipal Bonds (Cost - $57,224,528) - 142.1%		58,857,931
	Corporate Bonds
Multi State - 6.8%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (l)	2,500	2,805,800
	Total Corporate Bonds (Cost - $2,500,000) - 6.8%		2,805,800
	Municipal Bonds Transferred to Tender Option Bond Trusts (m)
New York - 6.5%	New York State Mortgage Agency, Revenue Refunding Bonds Series 101, 5.40%,
	4/01/32	2,675	2,684,651
	Total Municipal Bonds Transferred to Tender Option Bond Trusts
	(Cost - $2,684,936) - 6.5%		2,684,651

BlackRock New York Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value
CMA New York Municipal Money Fund, 1.17% (n)(o)	2,221,435	$2,221,435
Total Short-Term Securities (Cost - $2,221,435) - 5.4%		2,221,435
Total Investments (Cost - $64,630,899*) - 160.8%		66,569,817
Other Assets Less Liabilities - 2.0%		835,870
Liability for Trust Certificates, Including Interest Expenses
and Fees Payable - (4.3%)		(1,788,978)
Preferred Shares, at Redemption Value - (58.5%)		(24,208,583)
Net Assets Applicable to Common Shares - 100.0%		$41,408,126

*  The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows,

Aggregate cost	$62,849,171
Gross unrealized appreciation	$2,685,938
Gross unrealized depreciation	(753,950)
Net unrealized appreciation	$1,931,988

(a)	U. S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	MBIA Insured.

(c)	FGIC Insured.

(d)	AMBAC Insured.

(e)	ACA Insured.

(f)	XL Capital Insured.

(g)	GNMA Collateralized.

(h)	Radian Insured.

(i)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(j)	FNMA Collateralized.

(k)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(l)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered illiquid.

(m)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as a collateral in a financing transaction.

(n)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Affiliate	Net Activity	Dividend Income
	CMA New York Municipal Money Fund	1,714,283	$18,540

(o)	Represents the current yield as of report date.

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Municipal Bond Trust

Date:	July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date:	July 18, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date:	July 18, 2008